UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03231

SEI Liquid Asset Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal St.

Boston, MA 02110

(Address of principal executive offices) (Zip code)

c/o SEI Investments Company

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Copies to:

Richard W. Grant, Esq.

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: June 30, 2012

Date of reporting period: December 31, 2011

Item 1.	Reports to Stockholders.

SEI Liquid Asset Trust

Semi-Annual Report as of December 31, 2011

Prime Obligation Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

December 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (A) (B) — 33.4%
American Honda Finance
0.230%, 02/03/12	$600	$600
Australia & New Zealand Banking Group (C)
0.250%, 01/25/12	2,770	2,770
0.250%, 02/22/12	2,000	1,999
0.240%, 03/23/12	4,810	4,807
0.557%, 06/22/12	5,730	5,715
BHP Billiton Finance USA (C)
0.170%, 02/21/12	14,325	14,322
BNZ International Funding (C)
0.361%, 01/13/12	5,000	4,999
0.431%, 02/13/12	9,000	8,995
0.310%, 02/29/12	2,000	1,999
0.431%, 03/30/12	4,000	3,996
0.652%, 05/16/12	3,300	3,292
BP Capital Markets (C)
0.240%, 02/08/12	8,000	7,998
Chariot Funding (C)
0.250%, 02/13/12	2,000	1,999
0.220%, 03/08/12	1,000	1,000
0.220%, 03/09/12	7,500	7,497
Charta (C)
0.250%, 01/04/12	10,000	10,000
Coca-Cola (C)
0.160%, 01/05/12	2,036	2,036
0.140%, 01/09/12	19,500	19,499
Commonwealth Bank of Australia (C)
0.331%, 01/23/12	6,887	6,886
0.331%, 01/25/12	9,899	9,897
0.250%, 03/15/12	5,430	5,427
0.602%, 06/06/12	7,000	6,982
DnB Bank (C)
0.350%, 02/13/12	550	550
Fairway Finance (C)
0.150%, 01/09/12	4,550	4,550
FCAR Owner Trust
0.351%, 01/03/12	19,500	19,500
0.351%, 01/04/12	7,700	7,700
0.290%, 01/05/12	3,000	3,000
0.290%, 01/06/12	9,000	9,000
0.340%, 03/01/12	4,000	3,998
General Electric Capital
0.280%, 04/06/12	5,000	4,996
0.280%, 04/11/12	10,000	9,992

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Govco (C)
0.160%, 01/18/12	$2,000	$2,000
HSBC Bank (C)
0.300%, 02/14/12	4,375	4,373
Jupiter Securitization (C)
0.220%, 03/09/12	3,000	2,999
Liberty Street Funding (C)
0.240%, 03/15/12	3,250	3,248
Manhattan Asset Funding (C)
0.330%, 01/13/12	4,105	4,105
0.260%, 01/17/12	2,000	2,000
0.240%, 01/19/12	5,000	4,999
Market Street Funding (C)
0.220%, 03/07/12	1,739	1,738
MetLife Short-Term Funding (C)
0.330%, 01/03/12	7,000	7,000
0.340%, 03/19/12	4,000	3,997
0.310%, 03/20/12	2,000	1,999
0.322%, 03/26/12	5,555	5,551
0.380%, 04/02/12	8,000	7,992
0.364%, 04/03/12	6,000	5,994
Sheffield Receivables (C)
0.330%, 02/02/12	3,200	3,199
State Street
0.200%, 03/07/12	7,000	6,997
Toyota Credit Canada
0.200%, 03/12/12	6,500	6,497
Toyota Motor Credit
0.280%, 02/01/12	3,500	3,499
0.180%, 03/23/12	18,600	18,592
Victory Receivables (C)
0.370%, 01/03/12	6,000	6,000
0.370%, 01/04/12	11,470	11,470
Westpac Banking (C)
0.300%, 01/11/12	6,000	5,999
0.240%, 03/19/12	8,855	8,850

Total Commercial Paper (Cost $325,099) ($ Thousands)		325,099

CERTIFICATES OF DEPOSIT (B) — 25.8%
Bank of Montreal
0.250%, 01/03/12	4,000	4,000
Bank of Nova Scotia
0.300%, 01/03/12	5,997	5,997
0.270%, 03/14/12	15,000	15,000
0.300%, 04/03/12	15,000	15,000
Bank of Tokyo-Mitsubishi
0.390%, 01/26/12	4,400	4,400
0.320%, 01/30/12	14,000	14,000
0.400%, 02/06/12	5,000	5,000
0.470%, 03/09/12	4,800	4,800
Barclays Bank
0.390%, 01/03/12	9,935	9,935

SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2011	1

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund (Continued)

December 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Credit Suisse
0.420%, 01/23/12	$5,000	$5,000
0.380%, 02/10/12	14,000	14,000
0.470%, 02/21/12	13,000	13,000
National Australia Bank
0.230%, 01/17/12	8,100	8,100
Nordea Bank Finland
0.350%, 01/11/12	800	800
0.385%, 02/06/12	9,000	9,000
0.430%, 02/16/12	7,120	7,120
0.500%, 03/12/12	2,600	2,600
0.480%, 03/22/12	7,560	7,560
Skandinaviska Enskilda Banken
0.350%, 02/01/12	3,530	3,530
0.580%, 03/07/12	3,900	3,900
0.840%, 03/09/12	350	350
State Street Bank and Trust
0.130%, 01/09/12	7,000	7,000
Sumitomo Mitsui Banking
0.140%, 01/03/12	8,000	8,000
0.450%, 03/12/12	9,500	9,500
0.460%, 03/23/12	7,000	7,000
Svenska Handelsbanken
0.435%, 02/24/12	10,000	10,000
0.480%, 03/01/12	10,000	10,000
0.500%, 03/20/12	10,000	10,000
Toronto-Dominion Bank
0.150%, 01/24/12	9,000	9,000
0.320%, 02/07/12	7,177	7,177
0.380%, 04/30/12	4,000	4,000
Westpac Banking
0.360%, 02/03/12	4,761	4,761
0.250%, 03/12/12	2,000	2,000
0.500%, 06/27/12	10,000	10,000

Total Certificates of Deposit (Cost $251,530) ($ Thousands)		251,530

MUNICIPAL BONDS (D) — 2.7%

California — 0.3%
Metropolitan Water District of Southern California, Ser B-4, RB
0.070%, 01/04/12	3,400	3,400

Colorado — 0.3%
Colorado State, Housing & Finance Authority, Multi-Family Housing Program, Ser A-1, RB
0.150%, 01/04/12	950	950
Colorado State, Housing & Finance Authority, Single-Family Housing Program, Ser AA-1, RB
0.160%, 01/04/12	750	750

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Colorado State, Housing & Finance Authority, Single-Family Housing Program, Ser B-1, RB
0.160%, 01/04/12	$815	$815

		2,515

Connecticut — 0.3%
Connecticut State, Housing Finance Authority, Ser D-3, RB
0.130%, 01/05/12	1,640	1,640
Connecticut State, Housing Finance Authority, Sub-Ser A-5, RB
0.138%, 01/05/12	1,206	1,206

		2,846

Indiana — 0.0%
Rockport, Industrial Pollution Control Authority, Steel Corporation Project, Ser A, RB
0.130%, 01/04/12	400	400

Iowa — 0.4%
Iowa State, Finance Authority, Ser C, RB
0.197%, 01/05/12	2,500	2,500
Iowa State, Finance Authority, Ser G, RB
0.200%, 01/05/12	115	115
Iowa State, Finance Authority, Ser M, RB
0.160%, 01/05/12	800	800

		3,415

Kentucky — 0.1%
Kentucky State, Housing Development Authority, Ser J, RB
0.190%, 01/05/12	320	320
Kentucky State, Housing Development Authority, Ser O, RB
0.190%, 01/05/12	200	200
Kentucky State, Housing Development Authority, Ser W, RB
0.430%, 01/04/12	335	335

		855

Massachusetts — 0.1%
Simmons College, Higher Education Authority, RB
0.170%, 01/05/12	670	670

New Hampshire — 0.0%
New Hampshire State, Health & Educational Facilities Authority, Dartmouth College Project, Ser C, RB
0.140%, 01/04/12	390	390

2	SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Mexico — 0.1%
New Mexico State, Finance Authority, Sub-Ser D, RB
0.150%, 01/05/12	$950	$950

Texas — 0.8%
Texas State, Small Business Project, Ser B, GO
0.170%, 01/05/12	1,215	1,215
Texas State, Veterans Housing Assistance, GO
0.140%, 01/04/12	285	285
Texas State, Veterans Housing Assistance, Ser A-2, GO
0.168%, 01/04/12	2,000	2,000
Texas State, Veterans Housing Assistance, Ser C, GO
0.140%, 01/04/12	2,100	2,100
Texas State, Veterans Assistance, Ser I, GO
0.138%, 01/04/12	605	605
Texas State, Veterans Housing Fund II, Ser B-2, GO
0.138%, 01/04/12	300	300
Texas State, Veterans Land Project, GO
0.200%, 01/03/12	645	645
0.160%, 01/03/12	190	190

		7,340

Wisconsin — 0.3%
Wisconsin State, Health & Educational Facilities Authority, Wheaton Franciscan System Project, RB
0.080%, 01/04/12	2,300	2,300
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.168%, 01/05/12	335	335
Wisconsin State, Housing & Economic Development Authority, Ser D, RB
1.600%, 01/04/12	245	245
Wisconsin State, Housing & Economic Development Authority, Ser D, RB
1.578%, 01/04/12	335	335

		3,215

Total Municipal Bonds (Cost $25,996) ($ Thousands)		25,996

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.6%
FFCB
0.150%, 07/05/12	2,000	1,998
FFCB DN (A)
0.296%, 01/10/12	3,000	3,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FHLB
0.130%, 02/24/12	$3,200	$3,200
FHLMC (D)
0.370%, 01/03/12	7,020	7,017
FNMA (D)
0.310%, 01/03/12	2,500	2,499
0.315%, 01/20/12	2,000	2,000
0.400%, 02/01/12	5,600	5,599

Total U.S. Government Agency Obligations (Cost $25,313) ($ Thousands)		25,313

U.S. TREASURY OBLIGATIONS — 1.1%
U.S. Treasury Notes
1.000%, 04/30/12	5,500	5,516
4.625%, 07/31/12	4,845	4,971

Total U.S. Treasury Obligations (Cost $10,487) ($ Thousands)		10,487

TIME DEPOSIT — 1.0%
Bank of Tokyo-Mitsubishi
0.005%, 01/03/12	10,000	10,000

Total Time Deposit (Cost $10,000) ($ Thousands)		10,000

CORPORATE OBLIGATIONS — 0.0%
JPMorgan Chase
4.500%, 01/15/12	222	222
Shell International Finance (D)
0.920%, 03/22/12	230	231

Total Corporate Obligations (Cost $453) ($ Thousands)		453

REPURCHASE AGREEMENTS (E) — 33.4%
Goldman Sachs 0.100%, dated 12/30/11, to be repurchased on 01/03/12, repurchase price $14,000,156 (collateralized by various FNMA and FHLMC obligations, ranging in par value $3,810,268-$9,895,600, 4.000%, 11/01/31-12/01/40; with total market value $14,280,159)	14,000	14,000
JPMorgan Chase 0.190%, dated 12/30/11, to be repurchased on 01/03/12, repurchase price $16,000,338 (collateralized by Southern Natural Gas and The Williams Company, ranging in par value $6,255,000-$8,200,000, 4.400%-7.875%, 06/15/21-09/01/21; with total market value $16,801,289)	16,000	16,000

SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2011	3

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund (Concluded)

December 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

JPMorgan Chase 0.040%, dated 12/30/11, to be repurchased on 01/03/12, repurchase price $42,709,190 (collateralized by various FHLMC obligations, ranging in par value $19,825,000-$24,437,536, 2.814%-3.466%, 05/01/41-09/01/41; with total market value $43,566,948)	$42,709	$42,709
Morgan Stanley 0.080%, dated 12/30/11, to be repurchased on 01/03/12, repurchase price $60,000,533 (collateralized by various FHLMC obligations, ranging in par value $287,893-$20,000,000, 3.000%-7.500%, 11/1/16-11/1/41; with total market value $61,200,000)	60,000	60,000
UBS 0.050%, dated 12/30/11, to be repurchased on 01/03/12, repurchase price $75,000,417 (collateralized by various FHLMC and FNMA obligations, ranging in par value $28,116,613-$58,132,631, 4.500%, 08/01/40-09/01/40; with total market value $76,500,000)	75,000	75,000
UBS 0.030%, dated 12/30/11, to be repurchased on 01/03/12, repurchase price 15,000,050 (collateralized by a U.S. Treasury obligation, par value 13,050,100, 3.625%, 02/15/21; with total market value $15,300,006)	15,000	15,000
UBS 0.020%, dated 12/30/11, to be repurchased on 01/03/12, repurchase price $16,000,036 (collateralized by a U.S. Treasury obligation, par value 13,920,200, 3.625%, 02/15/21; with total market value $16,320,115)	16,000	16,000
Wells Fargo 0.140%, dated 12/30/11, to be repurchased on 1/03/12, repurchase price $27,000,420 (collateralized by Time Warner Cable, DCP Midstream, Comcast and Viacom, ranging in par value $4,564,005-$7,394,000, 5.350%-8.250%, 04/30/16-03/15/20; with total market value $28,350,441)	27,000	27,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wells Fargo 0.050%, dated 12/30/11, to be repurchased on 01/03/12, repurchase price $60,000,333 (collateralized by various FHLMC and FNMA obligations, ranging in par value $15,041,025-$70,684,113, 4.000%-4.500%, 05/01/39-12/01/41; with total market value $61,200,340)	$60,000	$60,000

Total Repurchase Agreements (Cost $325,709) ($ Thousands)		325,709

Total Investments — 100.0% (Cost $974,587) ($ Thousands)		$974,587

Percentages are based on Net Assets of $974,518 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on December 31, 2011. The demand and interest rate reset features give this security a shorter effective maturity date.

(E)	Tri-Party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

RB — Revenue Bond

Ser — Series

As of December 31, 2011, all of the Fund’s investments are Level 2 in accordance with ASC-820. For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

4	SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2011

Statement of Assets and Liabilities ($ Thousands)

December 31, 2011 (Unaudited)

Prime Obligation Fund
ASSETS:
Investments, at value (Cost $648,878)	$648,878
Repurchase agreements, at value (Cost $325,709)	325,709
Accrued income	262
Prepaid expenses	27
Total Assets	974,876
LIABILITIES:
Administration fees payable	95
Investment advisory fees payable	40
Chief Compliance Officer fees payable	2
Trustees’ fees payable	2
Income distribution payable	1
Accrued expenses	218
Total Liabilities	358
Net Assets	$974,518
NET ASSETS CONSIST OF:
Paid-in Capital	$974,511
Distributions in excess of net investment income	(1)
Accumulated net realized gain on investments	8
Net Assets	$974,518
Net Asset Value, Offering and Redemption Price Per Share — Class A ($974,518,155 ÷ 974,512,414 shares)	$1.00

The accompanying notes are an integral part of the financial statements.

SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2011	5

Statement of Operations ($ Thousands)

For the six month period ended December 31, 2011 (Unaudited)

Prime Obligation Fund
Investment Income:
Interest Income	$1,116
Expenses:
Administration Fees	2,117
Shareholder Servicing Fees — Class A	1,260
Investment Advisory Fees	239
Trustees’ Fees	8
Chief Compliance Officer Fees	2
Printing Fees	105
Professional Fees	39
Custodian/Wire Agent Fees	38
Registration Fees	23
Other Expenses	14
Total Expenses	3,845
Less, Waiver of:
Administration Fees	(1,519)
Shareholder Servicing Fees — Class A	(1,260)
Net Expenses	1,066
Net Investment Income	50
Net Realized Gain on Investments	6
Net Increase in Net Assets Resulting from Operations	$56

The accompanying notes are an integral part of the financial statements.

6	SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2011

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended December 31, 2011 (Unaudited) and the year ended June 30, 2011

	Prime Obligation Fund
	07/01/11 to 12/31/11	07/01/10 to 06/30/11
Operations:
Net Investment Income	$50	$83
Net Realized Gain on Investments	6	1
Net Increase in Net Assets Resulting from Operations	56	84
Dividends From:
Net Investment Income:
Class A	(50)	(83)
Total Dividends	(50)	(83)
Capital Share Transactions (all at $1.00 per share)
Class A:
Proceeds from Shares Issued	2,655,314	4,766,044
Reinvestment of Dividends	46	75
Cost of Shares Redeemed	(2,585,305)	(4,754,568)
Net Increase in Net Assets Derived from Capital Share Transactions	70,055	11,551
Net Increase in Net Assets	70,061	11,552
Net Assets:
Beginning of Period	904,457	892,905
End of Period	$974,518	$904,457
Distributions in Excess of Net Investment Income	$(1)	$(1)

The accompanying notes are an integral part of the financial statements.

SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2011	7

Financial Highlights

For the six month period ended December 31, 2011 (Unaudited) and for the years ended June 30

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gains (Losses) on Securities		Payment by Affiliate	Total from Investment Operations		Dividends from Net Investment Income		Total Dividends		Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Prime Obligation Fund
Class A:
2011(3)	$1.00	$—	(2)	$—	(2)	$—	$—	(2)	$—	(2)	$—	(2)	$1.00	0.00	%(4)	$974,518	0.21	%*	0.76%	0.01%
2011	1.00	—	(2)	—	(2)	—	—	(2)	—	(2)	—	(2)	1.00	0.01		904,457	0.31	*	0.77	0.01
2010	1.00	—	(2)	—	(2)	—	—	(2)	—	(2)	—	(2)	1.00	0.01		892,905	0.30	**	0.78	0.01
2009	1.00	0.01		(0.03)		0.03	0.01		(0.01)		(0.01)		1.00	1.12	††	1,293,598	0.48	***	0.79	1.10
2008	1.00	0.04		—		—	0.04		(0.04)		(0.04)		1.00	3.96		1,179,542	0.44		0.75	3.76
2007	1.00	0.05		—		—	0.05		(0.05)		(0.05)		1.00	5.05		805,530	0.44		0.76	4.94

*	The Administrator has voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s daily average net assets. Had these waivers been excluded, the ratio would have been at the expense cap figure of 0.44%. See Note 3 of the Notes to Financial Statements.
**	The expense ratio includes the Treasury Guarantee Program Expense. The Fund participated in the Treasury Guarantee Program for Money Market Funds from September 18, 2008 through September 18, 2009. The Administrator has voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s daily average net assets. Had these waivers and the Treasury Guarantee Program expense been excluded, the ratio would have been at the expense cap figure of 0.44%.
***	The expense ratio includes the Treasury Guarantee Program expense. The Fund participated in the Treasury Guarantee Program for Money Market Funds from September 18, 2008 through September 18, 2009. Had this expense been excluded, the ratio would have been 0.44%.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The total return includes payment by affiliate. Had the payment been excluded the total return would have been (1.61)%.
(1)	Per share calculations were performed using average shares.
(2)	Amount represents less than $0.01.
(3)	For the six month period ended December 31, 2011. All ratios have been annualized.
(4)	Amount represents less than 0.01%.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2011

Notes to Financial Statements (Unaudited)

December 31, 2011

1. ORGANIZATION

SEI Liquid Asset Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated July 20, 1981.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with one fund: the Prime Obligation Fund (the “Fund”). The Trust is registered to offer Class A shares of the Fund. A description of the Fund’s investment objectives, policies, and strategies are provided in the prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the six month period ended December 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

As of December 31, 2011, all of the Fund’s investments are Level 2. During the six month period ended December 31, 2011, there were no significant transfers between Level 1 and Level 2.

For the six month period ended December 31, 2011, there have been no significant changes to the fair valuation methodologies.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. At December 31, 2011, the Fund did not own any illiquid securities.

Restricted Securities — Throughout the six month period, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Fund had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost as determined in accordance with the procedures approved by the Board of Trustees. At December 31, 2011, the Fund did not own any restricted securities.

Repurchase Agreements — The Fund invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker’s custodian bank. Provisions of the agreements and the Trust’s policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient to cover interest and principal in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited. At December 31, 2011, the Fund held Repurchase Agreements in the amount of $325,709 ($ Thousands). Please refer to the Schedule of Investments for more information.

SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2011	9

Notes to Financial Statements (Unaudited) (Continued)

December 31, 2011

Expenses — Expenses that are directly related to the Fund are charged directly to the Fund.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of specific identification. Interest income is recognized using the accrual basis of accounting.

All amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains of the Fund are distributed to the shareholders of the Fund annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement — SEI Investments Management Corporation (“SIMC”) serves as the Trust’s investment adviser and “manager of managers” under an investment advisory agreement. For its services, SIMC receives an annual fee equal to 0.075% of the Trust’s average daily net assets up to $500 million and 0.02% of such net assets in excess of $500 million.

BofA Advisors, LLC (formerly known as Columbia Management Advisors, LLC) (“BofA”), serves as sub-advisor to the Fund under an investment sub-advisory agreement. BofA is paid by SIMC. SIMC compensates BofA out of the fee it receives from the Fund.

Administration and Transfer Agency Agreement — SEI Investments Global Funds Services (the “Administrator”) provides administrative services to the Trust for an annual fee, which is calculated daily and paid monthly, of 0.42% of the average daily net assets of the Fund.

The Administrator has contractually agreed to waive fees and to reimburse expenses, in order to keep total operating expenses, net of SIMC and SEI Investments Distribution Co.’s (the “Distributor”) fee waivers, from exceeding 0.44% of the average daily net assets of the Fund. The Distributor is a wholly-owned and operated subsidiary of SEI Investments Company and a registered broker-dealer.

The Administrator has voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets. For the six month period ended December 31, 2011, the amount of this waiver totaled $1,151 ($ Thousands).

Distribution and Shareholder Servicing Agreements — The Distributor acts as the distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted a shareholder servicing plan for its Class A shares (the “Class A Plan”) pursuant to which a shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Class A shares will be paid to the Distributor. Under the Class A Plan the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. The Distributor has waived, on a voluntary basis, all of its shareholder servicing fee.

Under the Class A Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

Other — Certain officers and/or trustees of the Trust are also officers and/or directors of the Administrator, the Distributor or SIMC. Compensation of officers and affiliated trustees of the Trust is paid by the Administrator and/or the Distributor.

The services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisor, sub-advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula approved by, and reviewed annually by, the SEI Funds’ board of trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

During the six month period ended December 31, 2011, the Trust loaned funds from SEI Liquid Asset Trust Prime Obligation Fund. The amount of lending was $287,873 ($ Thousands) and the interest received on the lending and the corresponding interest rate were $5 ($ Thousands) and 0.27%-0.44%, respectively. The average amount of lending during the six month period ended December 31, 2011 was $17,992 ($ Thousands). The Trust had no outstanding loans under the interfund lending agreement at December 31, 2011.

4. FEDERAL INCOME TAXES

It is the Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision

10	SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2011

for Federal income taxes is required. The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends paid to Class A shareholders during the years ended June 30, 2011 and June 30, 2010 were as follows ($ Thousands):

Ordinary Income
2011	$83
2010	$122

As of June 30, 2011, the components of distributable earnings on a tax basis were as follows ($ Thousands):

Undistributed Ordinary Income	$8
Other Temporary Differences	(7)

Total Distributable Earnings	$1

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains.

During the year ended June 30, 2011, the Fund utilized $1 ($ Thousands) of capital loss carryforward to offset capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The cost basis of securities for Federal income tax purposes is equal to the cost basis used for financial reporting purposes.

Management has analyzed the Fund’s tax positions taken on the federal tax returns for all open tax years and has concluded that as of December 31, 2011, no provision for income tax is required in the Fund’s financial statements.

5. NEW ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control of Repurchase Agreements”. ASU 2011-03 is an amendment to Topic 860 “Transfers and Servicing”. These amendments simplify the accounting for repurchase agreements by eliminating the requirement that the transferor demonstrate it has adequate collateral to fund substantially all the cost of purchasing replacement assets. As a result, more arrangements could be accounted for as secured borrowings rather than sales. The guidance applies to public and nonpublic companies and is effective for interim and annual reporting periods beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early adoption is not allowed. At this time, management is evaluating the implications of ASU 2011-03 and its impact on the financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards” (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

6. SUBSEQUENT EVENTS

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2011	11

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Annualized Expense Ratios	Expenses Paid During Period*
Prime Obligation Fund — Class A
Actual Fund Return	$1,000.00	$1,000.00	0.21%	$1.06
Hypothetical 5% Return	1,000.00	1,024.08	0.21	1.07

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

12	SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2011

SEI LIQUID ASSET TRUST SEMI-ANNUAL REPORT DECEMBER 31, 2011

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

John J. McCue

Vice President

Kari E. Rohn

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI Investments Distribution Co.

Oaks, PA 19456    1.800.DIAL.SEI (1.800.342.5734)

SEI-F-103 (12/31)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable for semi-annual report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items	12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Liquid Asset Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: March 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: March 5, 2012

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez
Controller & CFO

Date: March 5, 2012